UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

215-882-9983
Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2024

Date of reporting period: May 31, 2024

Item 1. Report to Stockholders.

Alpha Blue Capital US Small-Mid Cap Dynamic ETF Ticker: ABCS Listed on: The Nasdaq Stock Market LLC	May 31, 2024 Semi-Annual Shareholder Report www.alphabluecapitalabcs.com

This semi-annual shareholder report contains important information about the Alpha Blue Capital US Small-Mid Cap Dynamic ETF (the “Fund”) for the period of December 18, 2023 to May 31, 2024 (“the Period”). You can find additional information about the Fund at www.alphabluecapitalabcs.com. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$12	0.25%

PERFORMANCE OF HYPOTHETICAL $10,000 INVESTMENT

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 6.80% for the Period, outperforming the Bloomberg US 2500 Index’s return of 6.01%, while lagging the Bloomberg US Aggregate Equity Index’s return of 11.01%. U.S. equity market returns were led by very strong investment performance of a few of the very largest (by market capitalization) information technology stocks.
The Fund’s overall stock selection was the primary driver of outperformance as well as the outperformance of the Fund’s holdings in the Vanguard Mid-Cap ETF and Vanguard Mid-Cap Value ETF. On a look-through basis of the ETFs to the individual stock level, the Fund’s strongest absolute return sectors were Information Technology and Energy, while Health Care and Consumer Discretionary lagged. Stock selection attribution contribution was greatest in Financials and Information Technology, with stock selection attribution detracting in Health Care and Consumer Discretionary. The Fund is well diversified with overall attractive valuation, sound fundamentals, quality and positive business momentum.

AVERAGE CUMULATIVE TOTAL RETURNS
Since Inception (12/18/2023)
Alpha Blue Capital US Small-Mid Cap Dynamic ETF - NAV	6.80%
Alpha Blue Capital US Small-Mid Cap Dynamic ETF - Market	6.80%
Bloomberg US Aggregate Equity Index	11.01%
Bloomberg US 2500 Index	6.01%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Visit www.alphabluecapitalabcs.com for more recent performance information.

Semi-Annual Shareholder Report: May 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Alpha Blue Capital US Small-Mid Cap Dynamic ETF Ticker: ABCS Listed on: The Nasdaq Stock Market LLC	May 31, 2024 Semi-Annual Shareholder Report www.alphabluecapitalabcs.com

KEY FUND STATISTICS (as of Period End)
Net Assets	$9,561,393	Advisory Fees	$14,073
Portfolio Turnover Rate*	17%	Fees Waived and/or Expenses Reimbursed	$(5,277)
# of Portfolio Holdings	106	Net Advisory Fees Paid	$8,796
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	23.2%
Information Technology	13.2%
Health Care	12.0%
Consumer Discretionary	11.8%
Industrials	10.9%
Energy	8.5%
Materials	5.5%
Real Estate	5.2%
Consumer Staples	4.7%
Utilities	1.9%
Communication Services	1.7%
Money Market Funds	1.4%
Investments Purchased with Proceeds from Securities Lending	0.3%
Liabilities in Excess of Other Assets	(0.3)%
Total	100.0%

(1) Cash, cash equivalents and other assets in excess of liabilities.

ASSET WEIGHTING (as a % of Net Assets)

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.alphabluecapitalabcs.com. Information about the Fund’s proxy voting records is available by calling (215) 882-9983.
Semi-Annual Shareholder Report: May 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

The accompanying notes are an integral part of these financial statements.

1

Item 6. Investments.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
May 31, 2024 (Unaudited)

COMMON STOCKS - 61.6%	Shares	Value
Agricultural & Farm Machinery - 0.4%
AGCO Corp.	343	$36,814

Apparel, Accessories & Luxury Goods - 0.3%
Hanesbrands, Inc.(a)	6,552	33,546

Application Software - 1.2%
DocuSign, Inc.(a)	987	54,029
InterDigital, Inc.	252	28,695
Zoom Video Communications, Inc. - Class A(a)	524	32,142
		114,866
Asset Management & Custody Banks - 2.0%
Ameriprise Financial, Inc.	180	78,590
Bank of New York Mellon Corp.	811	48,344
Northern Trust Corp.	756	63,685
		190,619

Automotive Retail - 1.5%
Advance Auto Parts, Inc.	564	39,841
Lithia Motors, Inc.	396	100,243
		140,084

Biotechnology - 0.8%
Biogen, Inc.(a)	324	72,881

Broadcasting - 0.3%
Nexstar Media Group, Inc. - Class A	180	29,824

Building Products - 0.5%
Resideo Technologies, Inc.(a)	2,412	52,099

Casinos & Gaming - 1.0%
Boyd Gaming Corp.	1,228	65,477
International Game Technology PLC	1,751	34,565
		100,042

Commercial & Residential Mortgage Finance - 0.6%
Essent Group Ltd.	505	28,634
Federal Agricultural Mortgage Corp. - Class C	144	25,152
		53,786

The accompanying notes are an integral part of these financial statements.

2

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2024 (Unaudited)

COMMON STOCKS - 61.6% (CONTINUED)	Shares	Value
Commodity Chemicals - 0.3%
Olin Corp.	519	$27,901

Construction Machinery & Heavy Transportation Equipment - 0.7%
Allison Transmission Holdings, Inc.	468	35,479
Terex Corp.	468	27,926
		63,405

Consumer Finance - 2.8%
Capital One Financial Corp.	612	84,229
Discover Financial Services	756	92,731
SLM Corp.	4,428	95,025
		271,985

Diversified Financial Services - 0.3%
Apollo Global Management, Inc.	288	33,454

Drug Retail - 0.4%
Walgreens Boots Alliance, Inc.	2,327	37,744

Electric Utilities - 0.7%
American Electric Power Co., Inc.	752	67,868

Electrical Components & Equipment - 0.6%
Acuity Brands, Inc.	216	56,076

Electronic Components - 1.5%
Belden, Inc.	598	57,223
Coherent Corp.(a)	1,440	82,166
		139,389

Electronic Manufacturing Services - 0.5%
Flex Ltd.(a)	1,535	50,855

Fertilizers & Agricultural Chemicals - 1.6%
Corteva, Inc.	2,700	151,038

Food Retail - 0.4%
Kroger Co.	676	35,402

Footwear - 0.3%
Skechers USA, Inc. - Class A(a)	432	30,853

Health Care Equipment - 1.3%
Envista Holdings Corp.(a)	2,295	44,431
Zimmer Biomet Holdings, Inc.	684	78,763
		123,194
The accompanying notes are an integral part of these financial statements.

3

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2024 (Unaudited)

COMMON STOCKS - 61.6% (CONTINUED)	Shares	Value
Health Care Facilities - 0.3%
US Physical Therapy, Inc.	288	$29,540

Health Care Services - 1.1%
AMN Healthcare Services, Inc.(a)	1,164	65,114
Labcorp Holdings, Inc.	216	42,101
		107,215

Health Care Supplies - 0.7%
Haemonetics Corp.(a)	438	36,827
ICU Medical, Inc.(a)	288	30,626
		67,453

Home Furnishings - 0.4%
Tempur Sealy International, Inc.	697	35,798

Homebuilding - 0.5%
Meritage Homes Corp.	252	44,440

Hotels, Resorts & Cruise Lines - 2.0%
Expedia Group, Inc.(a)	847	95,593
Norwegian Cruise Line Holdings Ltd.(a)	2,254	37,416
Wyndham Hotels & Resorts, Inc.	792	56,042
		189,051

Industrial Machinery & Supplies & Components - 1.3%
Chart Industries, Inc.(a)	498	78,201
Otis Worldwide Corp.	504	49,997
		128,198

Investment Banking & Brokerage - 2.0%
Jefferies Financial Group, Inc.	1,656	77,037
LPL Financial Holdings, Inc.	396	113,339
		190,376

Leisure Products - 0.6%
Mattel, Inc.(a)	1,406	25,013
Topgolf Callaway Brands Corp.(a)	1,908	29,860
		54,873

Life Sciences Tools & Services - 1.6%
Avantor, Inc.(a)	1,188	28,607
Charles River Laboratories International, Inc.(a)	131	27,306
ICON PLC(a)	288	93,548
		149,461

The accompanying notes are an integral part of these financial statements.

4

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2024 (Unaudited)

COMMON STOCKS - 61.6% (CONTINUED)	Shares	Value
Managed Health Care - 2.3%
Centene Corp.(a)	1,692	$121,130
Humana, Inc.	189	67,685
Molina Healthcare, Inc.(a)	108	33,975
		222,790

Motorcycle Manufacturers - 0.7%
Harley-Davidson, Inc.	1,764	63,292

Movies & Entertainment - 0.7%
Live Nation Entertainment, Inc.(a)	684	64,118

Oil & Gas Equipment & Services - 0.9%
Halliburton Co.	2,268	83,236

Oil & Gas Exploration & Production - 1.9%
Diamondback Energy, Inc.	540	107,600
Viper Energy, Inc.	2,052	78,920
		186,520

Oil & Gas Refining & Marketing - 1.6%
Valero Energy Corp.	612	96,169
World Kinect Corp.	2,052	54,050
		150,219

Oil & Gas Storage & Transportation - 1.6%
Cheniere Energy, Inc.	360	56,804
Energy Transfer LP	5,868	91,952
		148,756

Packaged Foods & Meats - 1.0%
J M Smucker Co.	420	46,889
Nomad Foods Ltd.	2,736	48,044
		94,933

Paper & Plastic Packaging Products & Materials - 1.5%
Graphic Packaging Holding Co.	5,184	146,811

Passenger Airlines - 0.5%
Alaska Air Group, Inc.(a)	1,152	48,407

Passenger Ground Transportation - 0.8%
Avis Budget Group, Inc.	418	47,539
Lyft, Inc. - Class A(a)	1,728	26,974
		74,513

The accompanying notes are an integral part of these financial statements.

5

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2024 (Unaudited)

COMMON STOCKS - 61.6% (CONTINUED)	Shares	Value
Personal Care Products - 1.2%
Kenvue, Inc.	5,976	$115,337

Property & Casualty Insurance - 1.5%
Assured Guaranty Ltd.	326	25,337
Axis Capital Holdings Ltd.	1,152	85,110
First American Financial Corp.	684	38,016
		148,463

Real Estate Services - 1.2%
Cushman & Wakefield PLC(a)	4,896	54,394
Jones Lang LaSalle, Inc.(a)	324	65,471
		119,865

Regional Banks - 1.5%
East West Bancorp, Inc.	360	26,709
Truist Financial Corp.	1,752	66,138
Wintrust Financial Corp.	543	53,545
		146,392

Reinsurance - 2.0%
Reinsurance Group of America, Inc.	229	48,044
RenaissanceRe Holdings Ltd.	648	147,654
		195,698

Research & Consulting Services - 0.3%
Equifax, Inc.	146	33,783

Semiconductor Materials & Equipment - 1.0%
Photronics, Inc.(a)	1,297	35,473
Teradyne, Inc.	406	57,222
		92,695

Semiconductors - 2.4%
First Solar, Inc.(a)	496	134,793
Microchip Technology, Inc.	450	43,753
Qorvo, Inc.(a)	540	53,131
		231,677

Specialized Consumer Services - 0.7%
Frontdoor, Inc.(a)	1,825	64,550

Technology Distributors - 2.2%
Arrow Electronics, Inc.(a)	1,008	132,360
TD SYNNEX Corp.	576	75,364
		207,724
The accompanying notes are an integral part of these financial statements.

6

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2024 (Unaudited)

COMMON STOCKS - 61.6% (CONTINUED)	Shares	Value
Trading Companies & Distributors - 1.2%
Beacon Roofing Supply, Inc.(a)	324	$31,448
WESCO International, Inc.	468	84,001
		115,449

Transaction & Payment Processing Services - 2.4%
Global Payments, Inc.	1,514	154,201
PayPal Holdings, Inc.(a)	1,162	73,194
		227,395
TOTAL COMMON STOCKS (Cost $5,622,591)		5,892,753

EXCHANGE TRADED FUNDS - 34.8%
Vanguard Mid-Cap ETF	3,888	951,005
Vanguard Mid-Cap Value ETF(b)	6,228	958,178
Vanguard Small-Cap ETF	2,160	480,146
Vanguard Small-Cap Value ETF	5,004	940,252
TOTAL EXCHANGE TRADED FUNDS (Cost $3,147,159)		3,329,581

REAL ESTATE INVESTMENT TRUSTS - 2.2%
Cousins Properties, Inc.	1,116	25,813
Ellington Financial, Inc.	4,012	48,625
Equity Residential	720	46,822
Redwood Trust, Inc.	6,138	38,915
Starwood Property Trust, Inc.	2,358	45,839
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $205,135)		206,014

SHORT-TERM INVESTMENTS - 1.7%	Shares	Value
Investments Purchased with Proceeds from Securities Lending - 0.3%
First American Government Obligations Fund - Class X, 5.24% (c)	30,900	30,900

Money Market Funds - 1.4%
First American Government Obligations Fund - Class X, 5.24%(c)	128,260	128,260
TOTAL SHORT-TERM INVESTMENTS (Cost $159,160)		159,160

TOTAL INVESTMENTS - 100.3% (Cost $9,134,045)		$9,587,508
Liabilities in Excess of Other Assets - (0.3)%		(26,115)
TOTAL NET ASSETS - 100.0%		$9,561,393

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2024. The total market value of these securities was $30,260 which represented 0.3% of net assets.
(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.
The accompanying notes are an integral part of these financial statements.

7

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2024 (Unaudited)

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

8

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2024 (Unaudited)

Assets:
Investments in securities, at value (See Note 2)[1]	$9,587,508
Dividends and interest receivable	6,781
Securities lending income receivable (See Note 5)	15
Total assets	9,594,304

Liabilities:
Accrued investment advisory fees (See Note 4)	2,011
Due to securities lending agent (See Note 5)	30,900
Total liabilities	32,911
Net Assets	$9,561,393

Net Assets Consist of:
Paid-in capital	$8,954,780
Total distributable earnings (accumulated deficit)	606,613
Net Assets:	$9,561,393

Calculation of Net Asset Value Per Share:
Net Assets	$9,561,393
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	360,000
Net Asset Value per Share	$26.56

Cost of Investments in Securities	$9,134,045

[1] Includes loaned securities with a value of	$30,260

The accompanying notes are an integral part of these financial statements.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

STATEMENT OF OPERATIONS
For the Period Ended May 31, 2024 (Unaudited)(1)

Investment Income:
Dividend income	$54,331
Interest income	673
Securities lending income, net (See Note 5)	21
Total investment income	55,025

Expenses:
Investment advisory fees (See Note 4)	14,073
Less: Reimbursement of expenses from Advisor (See Note 4)	(5,277)
Net expenses	8,796

Net Investment Income (Loss)	46,229

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	132,577
132,577
Net change in unrealized appreciation (depreciation) on:
Investments	453,464
453,464
Net realized and unrealized gain (loss) on investments:	586,041
Net Increase (Decrease) in Net Assets Resulting from Operations	$632,270

  (1) Fund commenced operations from December 18, 2023

The accompanying notes are an integral part of these financial statements.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended May 31, 2024 (Unaudited)⁽¹⁾
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$46,229
Net realized gain (loss) on investments	132,577
Net change in unrealized appreciation (depreciation) on investments	453,464
Net increase (decrease) in net assets resulting from operations	632,270

Distributions to Shareholders:
Distributable earnings	(25,657)
Total distributions to shareholders	(25,657)

Capital Share Transactions:
Proceeds from shares sold	10,537,757
Payments for shares redeemed	(1,582,977)
Net increase (decrease) in net assets derived from net change in capital share transactions	8,954,780
Net Increase (Decrease) in Net Assets	9,561,393

Net Assets:
Beginning of period	—
End of period	$9,561,393

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	420,000
Shares repurchased	(60,000)
Shares outstanding, end of period	360,000

(1) Fund commenced operations from December 18, 2023

The accompanying notes are an integral part of these financial statements.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income (Loss)	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses (3)(4)(7)	Gross Expenses (3)(7)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
For the Period December 18, 2023(6) to May 31, 2024 (Unaudited)	$24.94	0.15	1.54	1.69	(0.08)	(0.08)	$26.56	6.80%	$9,561	0.25%	0.40%	1.31%	17%

(1) Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3) For periods of less than one year, these ratios are annualized.
(4) Net expenses include effects of any reimbursement or recoupment.
(5) For periods of less than one year portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.
(6) Commencement of operations.
(7) Net and gross expenses do not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

Alpha Blue Capital US Small-Mid Cap ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on December 18, 2023. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation.

Shares of the Fund are listed and traded on the Nasdaq Stock Market. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2024 (Unaudited)

Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of May 31, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2024 (Unaudited)

The following is a summary of the fair value classification of the Fund’s investments as of May 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$5,892,753	$—	$—	$5,892,753
Exchange Traded Funds	3,329,581	—	—	3,329,581
Real Estate Investment Trusts	206,014	—	—	206,014
Investments Purchased with Proceeds from Securities Lending	30,900	—	—	30,900
Money Market Funds	128,260	—	—	128,260
Total Investments in Securities	$9,587,508	$—	$—	$9,587,508

Refer to the Schedule of Investments for industry classification.

During the fiscal period ended May 31, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended May 31, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended May 31, 2024, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended May 31, 2024, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2024 (Unaudited)

“Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of and taxes on unrealized gains.

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

NOTE 3 – RISKS

Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involve greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2024 (Unaudited)

Small-Capitalization Companies Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Small-capitalization companies often have less predictable earnings, more limited product lines, markets, distribution channels and financial resources, and the management of such companies may be dependent upon one or few people. Price movements of small-capitalization companies may be more volatile than mid-capitalization and large-capitalization companies.

Value-Style Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the Sub-Adviser’s belief that the stock may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits should their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that their valuations may fall or never rise. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless. The market may not agree with the Sub-Adviser’s assessment of a stock’s intrinsic value, and value stocks may fall out of favor with investors for extended periods of time.

Growth-Style Investing Risk. Stocks of companies the Sub-Adviser believes are fast-growing may trade at a higher multiple of current earnings than other stocks. If the Sub-Adviser’s assessment of a company’s prospects for earnings growth, or how other investors will value the company’s earnings growth, is incorrect, the price of the stock may fall or may never reach the value the Sub-Adviser has placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market and growth stocks may fall out of favor with investors for extended periods of time.

Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Foreign Securities Risk. Investments in non-U.S. securities involve risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of the Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in some countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

American Depositary Receipts Risk. The Fund’s investments may be include American Depositary Receipts (ADRs). ADRs are generally subject to the risks of investing directly in foreign securities and, in some cases, there may be less information available about the underlying issuers than would be the case with a direct investment in the foreign issuer. ADRs represent shares of foreign-based corporations. Investment in ADRs may be more or less liquid than the underlying shares in their primary trading market.

Emerging Markets Risk. Many emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2024 (Unaudited)

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Allocation Risk. The Fund’s performance and risks depend in part on the Sub-Adviser’s skill in selecting and weighting the Fund’s investments. The Sub-Adviser’s evaluations and assumptions regarding the Fund’s exposure to common stocks and/or ETFs, domestic and/or international markets, may differ from actual market conditions.

Risk of Investing in Other ETFs. Because the Fund may invest in other ETFs, the Fund’s investment performance is impacted by the investment performance of the selected underlying ETFs. An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Fund’s portfolio. At times, certain of the segments of the market represented by the Fund’s underlying ETFs may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee schedule above as “Acquired Fund Fees and Expenses.”

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The Fund’s investment adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of the Fund so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), acquired fund fees and expenses, brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) do not exceed 0.25% of the Fund’s average daily net assets. This agreement will remain in place until December 31, 2024 unless terminated sooner by the Trustees.

Alpha Blue Capital Management LP (the “Sub-Adviser”), serves as a discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible to select the Fund’s investments in accordance with the Fund’s investment objectives, policies and restrictions.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2024 (Unaudited)

At a Board meeting held on December 12, 2023, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory and Sub-Advisory Agreements. Per the Advisory Agreement, the Fund pays an annual rate of 0.40% to the Adviser monthly based on average daily net assets.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33.3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan	Payable for Collateral Received*	Percentage of Net Assets of Securities on Loan
$30,260	$30,900	0.3%

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2024 (Unaudited)

*	The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Fund’s Statement of Operations. The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net") for the fiscal period was $21.

Due to the absence of a master netting agreement related to the Fund's participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended May 31, 2024, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$1,235,053	$1,137,400

For the fiscal period ended May 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$10,204,315	$1,456,411

For the fiscal period ended May 31, 2024, short-term and long-term gains on in-kind transactions were as follows:

Short Term	Long Term
$139,642	$—

There were no purchases or sales of U.S. Government securities during the fiscal period.

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal period ended May 31, 2024, was as follows:

Ordinary Income
$25,657

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to May 31, 2024, that materially impacted the amounts or disclosures in the Fund’s financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 4 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on December 12, 2023 to consider the approval of Advisory Agreement between the Trust, on behalf of the Alpha Blue Capital US Small-Mid Cap Dynamic ETF (the “New Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the Sub-Advisory Agreement between the Adviser and Alpha Blue Capital Management, LP. (the “Sub-Adviser”), each for an initial two-year term. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement and Sub-Advisory Agreement. In connection with considering approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including among other things information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the proposed Advisory Agreement and Sub-Advisory Agreement. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the New Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the New Fund, and arranging service providers for the New Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the New Fund, executing all New Fund transactions, monitoring compliance with the New Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Alpha Blue’s personnel, the experience of the portfolio manager in managing assets and the adequacy of each of the Adviser’s and Alpha Blue’s resources. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis Alpha Blue. The Board also considered that Alpha Blue would provide its services to the New Fund as a discretionary investment sub-adviser.
Performance. Performance information was not available for the New Fund as it had not yet commenced operations. The Board did acknowledge the portfolio manager’s extensive experience managing products for another firm that employed a similar strategy as the New Fund
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser and Alpha Blue, respectively. With respect to the advisory fees and expense ratio for the Fund, the Board also considered the fees and expense ratio versus the fees and expenses charged to other exchange-traded funds and mutual funds. The Board noted that ABCS has a fee waiver arrangement in place through at least December 31, 2024. The Board also considered the allocation of fees between the Adviser and Alpha Blue.

The Board considered, among other information, the data provided in the third-party report. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive). This data included a comparison of the New Fund’s anticipated expense ratio against funds that were both exchanged-traded funds and mutual funds. The New Fund’s total expense ratio (for both gross and net) and management fee were in the following quartiles:

Fund	Total Expense Ratio		Net Expense Ratio		Management Fee Only
	ETFs	Mutual Funds	ETFs	Mutual Funds	ETFs	Mutual Funds
ABCS	2nd Lowest Quartile	2nd Lowest Quartile	2nd Lowest Quartile	Lowest Quartile	2nd Lowest Quartile	3rd Lowest Quartile
The Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and Alpha Blue in connection with providing their respective services to the New Fund. The Board reviewed estimated profit and loss information provided by the Adviser with respect to the New Fund and estimated data regarding the proposed sub-advisory fee. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage the New Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that the Adviser agreed to pay all expenses incurred by the New Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser and Alpha Blue, as the sponsor of the New Fund. They also considered the New Fund’s projected asset totals over the first year of operations, noting that based on the projected asset totals the Adviser and Sub-Adviser will not be profitable as it relates to their respective advisory fee arrangements.
Other Benefits. The Board further considered the extent to which the Adviser or Alpha Blue might derive ancillary benefits from the New Fund’s operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Funds.
Economies of Scale. The Board also considered whether economies of scale would be realized by the New Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement and Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved each of the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

(b) There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer, and Principal Executive Officer

Date:	8/2/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer, and Principal Executive Officer

Date:	8/2/2024

By (Signature and Title)	/s/ Sean Hegarty
Sean Hegarty, Treasurer, Chief Financial Officer, Comptroller, and Principal Financial Officer

Date:	8/2/2024